SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 290,873	$ 395,588
Finance costs	(20,565)	(30,232)
Lease liabilities	270,308	365,356
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	104,714	139,619
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	186,159	255,969
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments